Trade receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables
7.	Trade receivables

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Trade receivables	152,256	133,657
Provision on impairment	(22,252)	(60,513)

Total	130,004	73,144

The following is an aging analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
0 – 90 days	124,736	29,865
91 – 180 days	1,029	17,331
181 – 365 days	10,480	26,216
1 – 2 years	14,852	52,100
2 – 3 years	1,159	7,843
Over 3 years	—	302

Total	152,256	133,657

The Group uses a provision matrix to calculate ECL for trade receivables that result from transactions within the scope of IFRS 15. The provision rate are based on debtor’s aging as groupings for various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration forward-looking information that is reasonable, supportable and available without undue costs and effort. The allowance for expected credit loss was RMB38.2 million
,
RMB19.8
million and RMB2.5 million, respectively, during the years ended December 31, 2023, 2022 and 2021.
The movement in the expected credit loss allowance for trade receivables during the years indicated are as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Beginning of the year	2,470	22,252
Arising from business combination	—	105
Provision for expected credit loss, net	19,782	38,156

End of the year	22,252	60,513

The ECL as of December 31, 2022 and 2023 was determined as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years
As of December 31, 2022:
Expected credit loss rate	6.4%	11.9%	84.0%	—
Gross carrying amount (RMB’000)	133,353	5,903	272	—

Allowance of expected credit loss (RMB’000)	8,595	701	228	—

As of December 31, 2023:
Expected credit loss rate	9.6%	20.8%	55.3%	—
Gross carrying amount (RMB’000)	71,938	9,994	371	—

Allowance of expected credit loss (RMB’000)	6,879	2,076	205	—

Other than above allowance of expected credit loss calculated by provision matrix, as of December 31, 2023 and 2022, impairment allowances was fully made for specific trade receivables with gross amount of RMB51.4 million (2022: RMB12.7 million) and RMB51.4 million (2022: RMB0.6 million) which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts.